                          AIM INTERNATIONAL VALUE FUND
                              AIM REAL ESTATE FUND

                    (SERIES PORTFOLIOS OF AIM ADVISOR FUNDS)

                        Supplement dated October 1, 2001
       to the Statement of Additional Information dated September 11, 2000 as revised February 22, 2001 and as supplemented July 6, 2001, August 1, 2001,
                    September 4, 2001 and September 18, 2001

The following information replaces in its entirety the section titled "MANAGEMENT OF THE TRUST" -"TRUSTEES AND OFFICERS" on page 21 of the Statement of Additional Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the Trust's executive officers hold similar offices with some or all of the AIM Funds.

                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
*ROBERT H. GRAHAM (54)                 Trustee, Chairman         Chairman, President and Chief Executive Officer, A I M
                                       and President             Management Group Inc.; Chairman and President, A I M
                                                                 Advisors, Inc.; Director and Senior Vice President,
                                                                 A I M Capital Management, Inc.; Chairman, A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                 Management Company; and Director and Vice Chairman,
                                                                 AMVESCAP PLC (parent of AIM and a global investment
                                                                 management firm).

FRANK S. BAYLEY (62)                   Trustee                   Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                           Chairman, C.D. Stimson Company (private investment
Suite 2400                                                       company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

BRUCE L. CROCKETT (57)                 Trustee                   Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                   Director, President and Chief Executive Officer,
McLean, VA   22102                                               COMSAT Corporation; and Chairman, Board of Governors
                                                                 of INTELSAT (international communications company).

OWEN DALY II (77)                      Trustee                   Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                              company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                            Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

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*  Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
ALBERT R. DOWDEN (59)                  Trustee                   Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                          Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                       Director, Magellan Insurance Company. Formerly,
Steamboat Springs, CO 80477                                      Director, President and Chief Executive Officer,
                                                                 Volvo Group North America, Inc.; Senior Vice
                                                                 President, AB Volvo; and Director, The Hertz
                                                                 Corporation, Genmar Corporation (boat manufacturer),
                                                                 National Media Corporation and Annuity and Life Re
                                                                 (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)               Trustee                   Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                  Mercantile Mortgage Corp.; Vice Chairman of the Board
8th Floor, Suite 805                                             of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                            Mercantile-Safe Deposit & Trust Co.; and President,
                                                                 Mercantile Bankshares Corp.

JACK M. FIELDS (49)                    Trustee                   Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                        Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                             Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                 Trustee                   Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                 firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)                Trustee                   Member, Visiting Committee, Harvard University
370 East 76th Street                                             Graduate School of Education, New School University.
New York, NY   10021                                             Formerly, Chief Executive Officer, YWCA of the USA;
                                                                 Commissioner, New York City Department of the Aging;
                                                                 and Commissioner, New York City Metropolitan
                                                                 Transportation Authority.

LEWIS F. PENNOCK (58)                  Trustee                   Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)                   Trustee                   Private investor; and President, Quigley Friedlander
1055 California Street                                           & Co., Inc. (financial advisory services firm) from
San Francisco, CA  94108                                         1984 to 1986.

LOUIS S. SKLAR (62)                    Trustee                   Executive Vice President, Development and Operations,
The Williams Tower                                               Hines Interests Limited Partnership (real estate
50th Floor                                                       development).
2800 Post Oak Blvd.
Houston, TX   77056

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**  Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
GARY T. CRUM (54)                      Senior Vice               Director and President, A I M Capital Management,
                                       President                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                 and a global investment management firm).

CAROL F. RELIHAN (46)                  Senior Vice               Director, Senior Vice President, General Counsel and
                                       President and             Secretary, A I M Advisors, Inc.; Director, Senior
                                       Secretary                 Vice President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; Vice
                                                                 President, A I M Fund Services, Inc., A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                    Vice President and        Vice President and Fund Treasurer, A I M Advisors,
                                       Treasurer                 Inc.

ROBERT G. ALLEY (53)                   Vice President            Senior Vice President, A I M Capital Management,
                                                                 Inc.; and Vice President, A I M Advisors, Inc.

STUART W. COCO (46)                    Vice President            Senior Vice President, A I M Capital Management,
                                                                 Inc.; and Vice President, A I M Advisors, Inc.

MELVILLE B. COX (58)                   Vice President            Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc. and A I M Capital Management, Inc.;
                                                                 and Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)                 Vice President            Senior Vice President, A I M Capital Management,
                                                                 Inc.; Director, Fund Management Company; and Vice
                                                                 President, A I M Advisors, Inc.

EDGAR M. LARSEN (61)                   Vice President            Vice President, A I M Advisors, Inc. and A I M
                                                                 Capital Management, Inc.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

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         The members of the Investments Committee are Messrs. Bayley, Crockett,
Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated."